WARRANTS (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of warrant activity

			Weighted
		Weighted	Average
		Average	Contractual
	Number of	Exercise	Term
	Warrants	Price	(Years)
Balance outstanding at December 31, 2022	13,527,113	$0.05	4.39
Granted	10,891,000	0.00	5.00
Exercised	–	–	–
Expired/Canceled	–	–	–
Balance outstanding at December 31, 2023	24,418,113	$0.05	3.81
Granted	3,690,000	$0.10	3.00
Exercised	–	–	–
Expired/Canceled	(300,000)	(0.05)	–
Balance outstanding at September 30, 2024	27,808,113	$0.06	3.05
Exercisable at September 30, 2024	27,808,113	$0.06	3.05

Schedule of estimated using black-scholes option-pricing model
	For the nine months ended September 30,
	2024	2023
Exercise Price	$0.10	$0.01 -$0.55
Risk-free interest rates	3.96% - 4.43%	3.41% - 4.45%
Expected life (in years)	3.05	5.00
Expected volatility	303% - 311%	278% - 324%
Dividend yield	0%	0%